Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of Equipment, Net

Property and equipment consisted of the following:

	As of December 31, 2017	As of December 31, 2016
Furniture	$76,520	$24,338
Electronic equipment	190,346	20,801
Leasehold improvement	49,830	-
Total property and equipment	316,696	45,139
Less: accumulated depreciation	(94,553)	(16,362)
Property and equipment, net	$222,142	$28,777